Geographical areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Electricity		₩ 56,842,011	₩ 54,649,882	₩ 54,304,529
Heat supply		216,117	205,838	181,597
Others		839,676	916,828	893,361
Sales of goods		57,897,804	55,772,548	55,379,487
Sales of services		392,867	351,157	356,743
Sales of construction services		1,742,391	3,212,184	4,026,857
Total revenue from external customers		60,033,062	59,335,889	59,763,087
Non-current assets	[1]	160,336,774	157,934,345	152,772,376
Domestic
Revenue
Electricity		56,842,011	54,649,882	54,304,529
Heat supply		216,117	205,838	181,597
Others		456,738	517,596	495,969
Sales of goods		57,514,866	55,373,316	54,982,095
Sales of services		176,539	186,990	195,697
Sales of construction services		108,586	92,501	132,219
Total revenue from external customers		57,799,991	55,652,807	55,310,011
Non-current assets	[1]	157,037,428	153,436,810	148,297,677
Overseas
Revenue
Electricity		0	0	0
Heat supply		0	0	0
Others		382,938	399,232	397,392
Sales of goods		382,938	399,232	397,392
Sales of services		216,328	164,167	161,046
Sales of construction services		1,633,805	3,119,683	3,894,638
Total revenue from external customers	[2]	2,233,071	3,683,082	4,453,076
Non-current assets	[1],[2]	₩ 3,299,346	₩ 4,497,535	₩ 4,474,699

[1]	Amount excludes financial assets and deferred tax assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.